RESTATED CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Sep. 30, 2024	Dec. 31, 2023	Oct. 25, 2023	Oct. 24, 2023	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022
Temporary equity, preferred stock, shares authorized		111.11						111.11
Temporary equity, preferred stock, shares issued		111.11						111.11
Temporary equity, preferred stock, shares outstanding		111.11
Preferred stock, par value (in dollars per share)					$ 0.00001
Common stock, par value (in dollars per share)	$ 0.00001	$ 0.00001			$ 0.00001	$ 0.00001	$ 0.00001	$ 0.00001	$ 0.00001	$ 0.00001	$ 0.00001
Common stock, shares authorized	170,000,000	170,000,000	170,000,000	160,000,000	170,000,000	170,000,000	170,000,000	170,000,000	160,000,000	160,000,000	160,000,000
Common stock, shares issued	40,566,534	20,744,110			9,918,384	9,740,507	9,740,507	9,385,272	6,110,118	6,110,122	6,110,124
Common stock, shares outstanding	40,566,534	20,744,110			9,918,384	9,740,507	9,740,507	9,385,272	6,110,118	6,110,122	6,110,124
Series D Convertible Preferred Stock
Temporary equity, preferred stock par value (in dollars per share)									$ 0.00001
Temporary equity, preferred stock, shares authorized	111.11	111.11				111.11	111.11	111.11		111.11	111.11
Temporary equity, preferred stock, shares issued	111.11	111.11				111.11	111.11	111.11	111.11	111.11	111.11
Temporary equity, preferred stock, shares outstanding	111.11	111.11				111.11	111.11	111.11	111.11	111.11	111.11
Preferred stock, shares authorized		111.11			111.11	111.11	111.11		111.11	111.11	111.11
Preferred stock, share issued		111.11			111.11	111.11	111.11		111.11	111.11	111.11
Preferred stock, share outstanding		111.11			111.11	111.11	111.11		111.11	111.11	111.11
Series E-2 Preferred Stock
Preferred stock, shares authorized	1,225	1,225						1,225
Preferred stock, share issued	149.6	319.76						0.00
Preferred stock, share outstanding	149.6	319.76						0.00